COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Schedule of Future Minimum Lease Payments	Future minimum lease payments are as follows:

Year ending December 31,
2021	$96
2022	26
Total	122
Less: imputed interest	(7)
Present value of minimum operating lease payments	115